SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 17:-    SUBSEQUENT EVENT

1.
On January 29, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Comtech Telecommunications Corp., a Delaware corporation (“Comtech”), and Convoy Ltd., a company organized under the laws of the State of Israel and a wholly-owned subsidiary of Comtech (“Merger Sub”), pursuant to which, among other things, Comtech will acquire Gilat by way of the merger of Merger Sub with and into Gilat (the “Merger”), with Gilat surviving the Merger as a wholly-owned subsidiary of Comtech.  The Merger is structured as a statutory merger pursuant to Sections 314-327 of the Companies Law, 5759-1999, of the State of Israel. Pursuant to the terms and subject to the conditions of the Merger Agreement each ordinary share, nominal value NIS 0.20, of Gilat (the “Gilat Shares”), issued and outstanding immediately prior to the effective time of the Merger (the “Effective Time”) will be cancelled and extinguished and automatically converted into the right to receive (the “Merger Consideration”) of  a combination of (A) $7.18 in cash, without interest, plus (B) 0.08425 of a validly issued, fully paid and nonassessable share of the common stock of Comtech, par value $0.10 per share (the “Comtech Common Stock”), with cash payable in lieu of fractional shares of Comtech Common Stock, implying a total consideration of approximately $10.25 per Gilat Share on the date we entered into the Merger Agreement. In addition,  during the year ended December 31, 2019 the Company had expenses related to the Merger which amounted to $118 and were recorded as part of its G&A expenses.

The Boards of Directors of Comtech and Gilat have unanimously approved the Merger and the Merger Agreement. The Merger is subject to customary closing conditions of transactions between public United States and Israeli companies. The consummation of the Merger is not subject to any financing condition.

Various legal proceedings have been initiated by purported shareholder plaintiffs against the Company and its directors and against Comtech and its principal executive officer with respect  to the Merger and the disclosure contained in the proxy statement/registration statement on Form S-4 that was filed with the SEC on March 2, 2020 seeking approval of the merger and certain other matters and registering the shares of Comtech Common Stock to be issued in connection with the Merger. The results of any such potential legal proceedings are difficult to predict and could delay or prevent the Merger from becoming effective in a timely manner.

The Merger is expected to be completed in the second or third quarters of 2020.

2.
The ongoing Coronavirus pandemic that first surfaced in China and is spreading throughout the world has had an adverse effect on the Company's industry and the markets in which its operates. The Coronavirus outbreak has significantly impacted the travel and aviation markets in which the Company’s significant IFC customers operate and has resulted in a slowdown of the Company's business with some of these customers. The Company has experienced postponed orders and suspended decision making in other markets that are likely to be negatively affected by the Coronavirus. As a result, during the first quarter of 2020, the Company has experienced a significant reduction in business and expects to record a loss for the quarter. Further, the guidance of social distancing and the requirements to work from home in key territories such as Israel, Peru, China, California, Colombia, Australia, Bulgaria and other countries, in addition to greatly reduced travel globally, has resulted in a substantial curtailment of business activities, which has affected and is likely to continue to affect the Company's ability to conduct fieldwork as well as deliver products and services. While the majority of the Company's products are manufactured outside of China, certain components and materials are manufactured or procured in China and the Company also has other operations in Asia. The Company is unable at this time to estimate the extent of the effect of the Coronavirus on its business. In order to mitigate the impact of the decline in business, the Company adopted a plan to reduce expenses, including a reduction in its headcount as well as other cost savings measures. This public health threat is likely to continue to adversely impact the Company by its negative impact on the Company's ability to generate revenues due to reduced end-market demand from governments, enterprises and consumers, leading to order delays and cancellations. In addition, certain of the Company's sales and support teams are unable to travel or meet with customers and the threat has caused operating, manufacturing, supply chain and project development delays and disruptions, labor shortages, travel and shipping disruption and shutdowns (including as a result of government regulation and prevention measures).

Given the potential impact on the Company's businesses as a result of the outbreak, the values or the recoverable amounts of certain assets subsequent to the reporting date may be less than their carrying amounts as of December 31,  2019. The potential decline in value is determined to be a non-adjusting event as management concluded that the cause of the shut down in the series of events that led to the disruptions in operations is not the outbreak itself, but rather the measures taken by the government after the reporting date. Because the outbreak may also result in uncertainties in relation to the assumptions and estimations associated with the measurement of various assets and liabilities in the financial statements that the Company may not have previously recognized or disclosed, the occurrence of the outbreak has certainly added additional risks that the carrying amounts of assets and liabilities may require certain adjustments within the next financial year which financial effect cannot be reasonably estimated at this stage.